Employee Benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components of Benefit Obligation and Net Obligation Recognized in Financial Statements

	Year Ended December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Change in Benefit Obligation
Benefit obligation at beginning of year	$856	$815	$143	$176
Service cost	3	3	1	1
Interest cost	41	42	6	8
Plan amendments	—	—	(11)	(1)
Actuarial (gain) loss	81	47	6	(29)
Special termination benefits	1	1	—	1
Effect of changes in exchange rates	1	(1)	1	—
Curtailment gain	—	—	(2)	—
Benefits paid (net of participant contributions and Medicare subsidy)	(53)	(51)	(14)	(13)

Benefit obligation at end of year	$930	$856	$130	$143

Accumulated benefit obligation at end of year	$925	$852	N/A	N/A

Change in Plan Assets
Plan assets at fair value at beginning of year	$497	$509	$—	$—
Actual return (loss) on plan assets	69	(4)	—	—
Employer contributions	46	44	15	15
Effect of changes in exchange rates	1	(1)	—	—
Benefits paid (net of participant contributions)	(53)	(51)	(15)	(15)

Plan assets at fair value at end of year	$560	$497	$—	$—

Reconciliation of Amount Recognized
Funded status	$(370)	$(359)	$(130)	$(143)

Amounts recognized in balance sheet consist of:
Current liabilities	$—	$—	$(13)	$(14)
Non-current liabilities	(370)	(359)	(117)	(129)

Net benefit liability at the end of the year	$(370)	$(359)	$(130)	$(143)

Amounts Recognized in Accumulated Other Comprehensive Income (loss)

Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2012 and 2011 consist of the following:

	At December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Amounts recognized in accumulated other comprehensive income (loss), pre–tax, consists of
Net actuarial (gain) loss	$403	$355	$(73)	$(87)
Prior service cost (credit)	1	2	(12)	(1)

Total	$404	$357	$(85)	$(88)

Amounts Recognized in Other Comprehensive Income (loss)

Amounts recognized in other comprehensive income (loss) for the years ended December 31, 2012 and 2011 consist of the following:

	Year Ended December 31,
	Pension Benefits		Other Benefits
	2012	2011	2012	2011
	(In millions)
Amounts recognized in other comprehensive income (loss), pre–tax, consists of
Net actuarial loss (gain)	$58	$98	$6	$(29)
Amortization of net actuarial loss (gain)	(11)	(6)	8	5
Prior service credit	—	—	(11)	(1)

Total recognized in other comprehensive income (loss)	$47	$92	$3	$(25)

Components of Net Periodic Benefit Cost

The following table summarizes the components of net periodic benefit cost for the three month periods ended March 31, 2013 and 2012 for the Ryerson pension plans and postretirement benefits other than pension:

	Three Months Ended March 31,
	Pension Benefits		Other Benefits
	2013	2012	2013	2012
	(In millions)
Components of net periodic benefit cost
Service cost	$1	$1	$—	$—
Interest cost	9	10	1	2
Expected return on assets	(11)	(11)	—	—
Recognized actuarial net (gain) loss	3	2	(2)	(2)

Net periodic benefit cost	$2	$2	$(1)	$—

The components of the Company’s net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31,
	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
	(In millions)
Components of net periodic benefit cost
Service cost	$3	$3	$3	$1	$1	$1
Interest cost	41	42	43	6	8	10
Expected return on assets	(45)	(47)	(46)	—	—	—
Recognized actuarial loss (gain)	11	6	6	(7)	(4)	(4)
Special termination benefits	—	1	7	—	1	3
Curtailment loss (gain)	—	—	2	(2)	—	—

Net periodic benefit cost (credit)	$10	$5	$15	$(2)	$6	$10

Effects of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

	1% increase	1% decrease
	(In millions)
Effect on service cost plus interest cost	$0.3	$(0.2)
Effect on postretirement benefit obligation	4.5	(3.6)

Asset Allocations by Asset Category

The Company’s pension trust weighted-average asset allocations at December 31, 2012 and 2011, by asset category are as follows:

	Trust Assets at December 31,
	2012	2011
Equity securities	64%	62%
Debt securities	22	22
Real Estate	3	3
Other	11	13

Total	100.0%	100.0%

Fair Values of Pension Plan Assets

The fair value of Ryerson’s pension plan assets at December 31, 2012 by asset category are as follows. See Note 16 for the definitions of Level 1, 2, and 3 fair value measurements.

	Fair Value Measurements at December 31, 2012
Asset Category	Total	Level 1	Level 2	Level 3
	(In millions)
Cash and cash equivalents	$11.1	$11.1	$—	$—
Equity securities:
US large cap	121.0	—	121.0	—
US small/mid cap	45.4	—	45.4	—
Canadian large cap	6.4	—	6.4	—
Canadian small cap	1.6	—	1.6	—
Other international companies	183.1	—	183.1	—
Fixed income securities:
Investment grade debt	122.7	—	122.7	—
Other types of investments:
Commodity funds	1.5	—	1.5	—
Multi-strategy funds	26.7	—	—	26.7
Private equity funds	22.5	—	—	22.5
Real estate	17.7	—	17.0	0.7

Total	$559.7	$11.1	$498.7	$49.9

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Level 1	Level 2	Level 3
	(In millions)
Cash and cash equivalents	$31.6	$31.6	$—	$—
Equity securities:
US large cap	138.9	—	138.9	—
US small/mid cap	44.3	—	44.3	—
Canadian large cap	12.0	12.0	—	—
Canadian small cap	1.0	1.0	—	—
Other international companies	112.0	13.4	98.6	—
Fixed income securities:
Investment grade debt	111.1	19.0	92.1	—
Other types of investments:
Multi-strategy funds	2.7	—	—	2.7
Private equity funds	28.3	—	—	28.3
Real estate	15.3	—	12.8	2.5

Total	$497.2	$77.0	$386.7	$33.5

Fair Value Measurements Using Significant Unobservable Inputs

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Multi- Strategy Hedge funds	Private Equity Funds	Real Estate	Total
	(In millions)
Beginning balance at January 1, 2010	$19.2	$29.8	$21.4	$70.4
Actual return on plan assets:
Relating to assets still held at the reporting date	0.2	2.4	0.7	3.3
Relating to assets sold during the period	0.7	0.9	3.7	5.3
Purchases, sales, and settlements	(14.1)	(1.6)	(22.0)	(37.7)

Ending balance at December 31, 2010	$6.0	$31.5	$3.8	$41.3
Actual return on plan assets:
Relating to assets still held at the reporting date	0.2	0.3	0.2	0.7
Relating to assets sold during the period	—	0.7	(0.2)	0.5
Purchases	—	1.4	—	1.4
Sales	(3.5)	(5.6)	(1.3)	(10.4)

Ending balance at December 31, 2011	$2.7	$28.3	$2.5	$33.5
Actual return on plan assets:
Relating to assets still held at the reporting date	1.7	0.5	(0.3)	1.9
Relating to assets sold during the period	(0.5)	2.4	0.8	2.7
Purchases	25.0	0.5	—	25.5
Sales	(2.2)	(9.2)	(2.3)	(13.7)

Ending balance at December 31, 2012	$26.7	$22.5	$0.7	$49.9

Estimated Future Benefit Payments	Estimated Future Benefit Payments

	Pension Benefits	Other Benefits
	(In millions)
2013	$55.6	$13.3
2014	56.0	12.4
2015	56.4	11.9
2016	56.9	11.3
2017	57.2	10.6
2018-2022	289.8	43.1

Target Ranges and Allocations
Asset Allocations by Asset Category

The approved target ranges and allocations as of the December 31, 2012 measurement date were as follows:

	Range	Target
Equity securities	35-85%	63%
Debt securities	10-30	21
Real Estate	0-10	9
Other	0-10	7

Total		100%

Pension Benefits for U.S. plans
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Pension Benefits for U.S. plans were as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	November 18 to December 31, 2010	January 1 to November 17, 2010
Discount rate for calculating obligations	4.00%	4.90%	5.35%	N/A
Discount rate for calculating net periodic benefit cost	4.90	5.35	5.40	5.80%
Expected rate of return on plan assets	8.75	8.75	8.75	8.75
Rate of compensation increase	3.00	3.00	3.00	4.00

Other Postretirement Benefits for U.S. plans
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Other Postretirement Benefits, primarily health care, for U.S. plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	3.60%	4.60%	5.25%
Discount rate for calculating net periodic benefit cost	4.60	5.25	5.70
Rate of compensation increase – benefit obligations	3.00	3.00	3.00
Rate of compensation increase – net periodic benefit cost	3.00	3.00	4.00

Pension Benefits for Canadian Plans
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Pension Benefits for Canadian plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	4.20%	4.75%	5.25%
Discount rate for calculating net periodic benefit cost	4.75	5.25	5.75
Expected rate of return on plan assets	6.50	7.00	7.00
Rate of compensation increase	3.50	3.50	3.50

Other Postretirement Benefits for Canadian Plans
Assumptions Used for Retirement Benefit Plans

The assumptions used to determine benefit obligations at the end of the periods and net periodic benefit costs for the Other Postretirement Benefits, primarily healthcare, for Canadian plans were as follows:

	Year Ended December 31,
	2012	2011	2010
Discount rate for calculating obligations	4.10%	4.80%	5.25%
Discount rate for calculating net periodic benefit cost	4.80	5.25	5.75
Rate of compensation increase	3.50	3.50	3.50